20. BORROWINGS (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non current borrowings	$ 37,126	$ 15,286
Current borrowings	5,840	10,686
Financial borrowings
Disclosure of detailed information about borrowings [line items]
Non current borrowings	5,950	691
Current borrowings	5,097	7,539
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Non current borrowings	27,764	12,158
Current borrowings	739	2,246
CAMMESA financing
Disclosure of detailed information about borrowings [line items]
Non current borrowings	3,398	2,421
Current borrowings	0	34
Related parties
Disclosure of detailed information about borrowings [line items]
Non current borrowings	14	16
Current borrowings	4	21
Bank overdrafts
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 0	$ 846